Long-Term Debt - Schedule of Company's Annual Payments (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 3,129
2023	13,306
2024	4,955
2025	0
2026	0
Thereafter	0
Total	$ 21,390